Note 16 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Interest and Finance Costs [Table Text Block]
Interest and Finance Costs	Year Ended December 31,
	2014	2015	2016
Gross interest on debt (including $0, $4 and $302, respectively, to related party) (Note 10)	498	503	3,208
Delos termination fee interest (Note 19)	116	101	3
Bank charges and loan commitment fees (including $0, $16 and $207, respectively, to related party)	28	26	262
Amortization and write-off of financing fees	16	538	291
Total	658	1,168	3,764
Less interest capitalized	(208)	(449)	(671)
Total	450	719	3,093